Long-term Investments (Details 2) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2021 CNY (¥) LimitedPartnership Partnership	Dec. 31, 2021 USD ($) LimitedPartnership Partnership	Dec. 31, 2020 CNY (¥) LimitedPartnership	Dec. 31, 2019 CNY (¥)
Investments in equity method investees
Consideration in cash			¥ 1,124,429,000	$ 176,447	¥ 345,662,000	¥ 450,695,000
Equity investments with readily determinable fair values
Fair value (loss)/gain of equity investments with readily determinable fair values			91,100,000		720,600,000	763,200,000
Investment income/(losses), net
Investments in equity method investees
Equity share of earnings (losses)			1,575,500,000		172,500,000	4,300,000
Equity investments without readily determinable fair value
Upward adjustments to the carrying value of equity securities without readily determinable fair value			380,800,000		0	0
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value			¥ 172,500,000		36,100,000	86,100,000
Yixin
Investments in equity method investees
Consideration in cash	¥ 127,500,000	¥ 200,000,000.0
Percentage of equity interest acquired	35.00%	27.00%
Limited partnership invested to operate online game business
Investments in equity method investees
Aggregated cash consideration					¥ 897,200,000
Number of limited partnerships invested | LimitedPartnership			3	3	3
Number of additional limited partnerships invested | Partnership			2	2
Limited partnerships invested to operate online game business, one
Investments in equity method investees
Consideration in cash			¥ 54,200,000
Limited partnerships invested to operate online game business, two
Investments in equity method investees
Consideration in cash			42,500,000
Limited partnerships invested to operate online game business, three
Investments in equity method investees
Consideration in cash			310,000,000.0
Limited partnerships invested to operate online game business, four
Investments in equity method investees
Consideration in cash			211,800,000
Limited partnerships invested to operate online game business, five
Investments in equity method investees
Consideration in cash			127,600,000
AppLovin Corporation
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			2,111,400,000
Alibaba
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			1,356,700,000
Devolver Digital, Inc
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			618,700,000
Shenzhen Transsion Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			559,000,000.0
Embracer Group AB
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			534,800,000
Huatai
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			498,400,000
Cash dividends received			18,900,000		¥ 12,700,000	12,700,000
tinyBuild Inc
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			208,000,000.0
Certain of equity investments | Investment income/(losses), net
Equity investments without readily determinable fair value
Impairment provision related to certain of the equity investments without readily determinable fair value			¥ 19,200,000		¥ 55,600,000	¥ 168,400,000